Total
WP International Companies Income Plus Fund
Investment Objective
The investment objective of the International Companies Fund is total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Companies Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WP International Companies Income Plus Fund Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less))	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WP International Companies Income Plus Fund Institutional Class Shares
Management Fees	1.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	2.98%	[1]
Acquired Fund Fees and Expenses	0.39%
Total Annual Fund Operating Expenses	4.97%	[2]
[1]	"Other Expenses" include 0.52% for payment of interest expenses related to the International Companies Fund's option investing.
[2]	"Total Annual Fund Operating Expenses" will not correlate to the International Companies Fund's ratio of expenses to average net assets in the International Companies Fund's Financial Highlights, which reflects the operating expenses of the International Companies Fund and does not include "Acquired Fund Fees and Expenses".

Example

The following Example is intended to help you compare the cost of investing in the International Companies Fund with the cost of investing in other mutual funds. This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
WP International Companies Income Plus Fund | Institutional Class Shares | USD ($)	497	1,492	2,487	4,977

Portfolio Turnover

The International Companies Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when International Companies Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Companies Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7.10% of the average value of its portfolio.

Principal Investment Strategy of the Fund

The International Companies Fund seeks to meet its investment objective by investing in unaffiliated mutual funds and ETFs that invest primarily in equity securities and depositary receipts of internationally domiciled issuers (“Underlying International Funds”). The International Companies Fund’s investment objective may be changed without shareholder approval; however, the Fund will provide 60 days’ advance notice to shareholders before implementing a change in the Fund’s investment objective.

The International Companies Fund seeks to produce income through dividends paid on such Underlying International Funds. The International Companies Fund also seeks to produce income (e.g., premium income on the sale of an option) and total return through an options strategy. The Fund’s Advisor will generally buy and sell options linked to either the MSCI EAFE Index or the S&P 500 Index. The Fund’s exposure to options is expected to be between 10-20% of the Fund’s net assets.

The International Companies Fund will principally invest in unaffiliated mutual funds and ETFs that invest primarily in securities of international issuers (“Underlying International Funds”) and the options strategy. For example, the Fund may invest in an open-end mutual fund or ETF linked to the MSCI EAFE Index, which is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada.

The Fund’s Advisor intends to invest in unaffiliated mutual funds and ETFs that do not invest principally in the United States.

The portfolio managers will strategically allocate the International Companies Fund’s resources to the Underlying International Funds and the options strategy as the portfolio managers deem appropriate to perform well over a market cycle. The portfolio managers select the Underlying International Funds based on the following criteria: expense ratio, trading value relative to net asset value, liquidity, the Underlying International Fund’s overall float and size, amount and frequency of its distributions, geographic focus, the Underlying International Funds’ performance compared historically to the international stock indices and the availability of individual call options on the Underlying International Funds.

The International Companies Fund intends to sell covered call options on a portion of its holdings. The Fund’s Advisor generally sells covered call options to provide the income component of the options strategy described in the Fund’s investment objective. The extent of option selling will depend upon market conditions and the Advisor’s judgment of the advantages of selling call options on the International Companies Fund’s investments.

The International Companies Fund may also sell put options on ETFs that the Fund’s Advisor believes are attractive for purchase at prices at or above the exercise price of the put options sold. The Advisor generally will sell put options to increase the total return component of the options strategy described in the Fund’s investment objective. The International Companies Fund may, in certain circumstances, purchase put options on the S&P 500 (or another broad-based securities index deemed suitable for this purpose) to protect against a loss of principal value due to stock price decline. The Advisor generally purchases put options to protect the total return component of the options strategy described in the Fund’s investment objective. The extent of option selling or purchasing activity will depend upon market conditions and the Advisor’s assessment of the advantages of selling index call options, purchasing index put options and selling put options on individual stocks.

Additionally, the International Companies Fund will enter into call spreads and put spreads that are out of the money. A spread is an options position established by purchasing one option and selling another option of the same class, but of a different series. So, the exercise price of the call options sold will be above the current level of the index when sold and the exercise price of the call options bought will be above the exercise price of the call options sold. The exercise price of put options sold generally will be below the current level of the index when sold and the exercise price of the put options bought will be below the exercise price of put options sold.

The International Companies Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund’s Advisor rebalances the International Companies Fund’s investments in the Underlying International Funds as the Advisor deems necessary and appropriate. The International Companies Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the International Companies Fund may not be invested in all of the types of securities and other investments described in this prospectus. The International Companies Fund may also invest in securities and other investments not described in this prospectus.

Principal Risks of Investing in the Fund

An investment in the International Companies Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the International Companies Fund will be successful in meeting its investment objective. Generally, the International Companies Fund will be subject to the following additional risks:

Depositary Receipts - Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Foreign Securities - Foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Investing in the European Union - Many countries in the European Union are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of the new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by the tight fiscal and monetary controls that the union seeks to impose on its members.

Shares of other investment companies and ETFs - You will indirectly bear fees and expenses charged by the underlying funds in which the International Companies Fund may invest in addition to the International Companies Fund’s direct fees and expenses and, as a result, your cost of investing in the International Companies Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained. The International Companies Fund may place otherwise uninvested cash in money market mutual funds.

Non-diversified Fund - The International Companies Fund is a non-diversified fund which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can. A non-diversified fund is generally subject to the risk that a large loss in an individual holding will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

Options Risk - Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Fund’s Advisor to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the International Companies Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continues to bear the risk of declines in the value of underlying securities held by the International Companies Fund. The International Companies Fund will receive a premium from the purchaser of a covered call option sold by the Advisor, which it retains whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Limits on Option Selling - The number of call options the International Companies Fund can sell is limited by the number of shares of common stock or ETFs or other securities the International Companies Fund holds, and is further subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded.

Options Strategy - The International Companies Fund’s option strategy consists of selling and purchasing put and call options on equity indexes and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains. The Fund’s Advisor seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options.

Derivatives - The use of derivatives can lead to losses because of adverse movements in the price. Losses may also occur because the value of the asset, index, rate or instrument underlying a derivative loses value, or due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the International Companies Fund, which magnifies the International Companies Fund’s exposure to the underlying investment. The loss on derivative transactions may significantly exceed the initial investment.

Market - Market risk refers to the risk that the values of securities in the International Companies Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

Management Style - To the extent the International Companies Fund focuses on a particular style of stocks, its performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

Interest Rate - Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

Issuer - The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

Equity Risk - Equity risk is the risk that securities held by the International Companies Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the International Companies Fund participate, and the particular circumstances and performance of particular companies whose securities the International Companies Fund holds.

Active Trading Risk - The Fund may engage in frequent trading in its options strategy. Increased portfolio turnover may increase short term capital gains taxes and increase trading costs for each of the Funds. These increased expenses may have a negative effect on the Fund’s performance.

General Fund Investing - The International Companies Fund is not a complete investment program and you may lose money by investing in the International Companies Fund. All investments carry a certain amount of risk and there is no guarantee that the International Companies Fund will be able to achieve its investment objective.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Performance

The bar chart below shows how the International Companies Fund’s investment results vary from year to year for each full calendar year over the lifetime of the Fund. The table below shows how the International Companies Fund’s average annual total returns for 1 year and since inception compare with those of a broad-based securities market index. This information provides some indication of the risks of investing in the International Companies Fund. Past performance (before and after taxes) of the International Companies Fund is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling (866) 959-9260.

Year-by-Year Total Return (for periods ended December 31) International Companies Fund – Institutional Class

The Fund’s year to date return for the Institutional Class as of December 31, 2020 was -39.94%. During the period shown in the bar chart, the highest return for a quarter was 24.21% during the quarter ended March 31, 2019 and the lowest return for a quarter was -56.05% during the quarter ended March 31, 2020.

Average Annual Total Returns (for periods ended December 31, 2020)
Average Annual Total Returns - WP International Companies Income Plus Fund	1 Year	Since Inception	Inception Date
Institutional Class Shares	(39.94%)	(4.42%)	Jan. 04, 2016
Institutional Class Shares | After Taxes on Distributions	(39.94%)	(4.69%)	Jan. 04, 2016
Institutional Class Shares | After Taxes on Distributions and Sales	(23.64%)	(3.28%)	Jan. 04, 2016
S&P 500® Total Return Index	18.40%	15.60%	Jan. 04, 2016
MSCI EAFE Index	7.82%	8.03%	Jan. 04, 2016

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2020 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirements accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (866) 959-9260.